Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Securities available-for-sale, at fair value:
Fixed maturities (amortized cost: 2013 - $402,396,191; 2012- $394,370,377)	$ 417,909,105	$ 438,323,413
Equity securities (cost: 2013 - $5,888,361; 2012 - $1,117,051)	5,818,333	1,386,637
Mortgage loans on real estate	18,601,722	16,620,290
Policy loans	6,674,887	6,781,751
State-guaranteed receivables	8,085,107	8,111,669
Investment in derivative		642,600
Other invested assets	3,181,182	3,420,189
Total investments	460,270,336	475,286,549
Cash and cash equivalents	4,143,291	6,009,905
Accrued investment income	5,191,253	5,163,783
Due premiums	3,368,008	3,422,629
Deferred acquisition costs	18,822,481	16,654,246
Value of business acquired	386,056	513,667
Leased property under capital leases	1,005,523	577,839
Property and equipment	1,042,748	1,900,068
Cash value of company-owned life insurance	11,808,248	10,844,489
Other assets	1,901,946	1,835,666
Amounts recoverable from reinsurers	55,669,088	53,797,125
Total assets	563,608,978	576,005,966
Policy liabilities:
Benefit reserves	480,151,818	464,449,101
Unearned premium reserves	8,189,640	9,111,514
Policy claims	3,672,474	1,894,727
Liability for deposit-type contracts	3,283,960	3,147,458
Reserves for dividends and endowments and other	408,555	446,016
Total policy liabilities	495,706,447	479,048,816
Deferred federal income tax liability	4,604,891	13,189,478
Obligations under capital leases	943,488	568,214
Notes payable	3,031,942	3,478,613
Accrued pension liability	2,887,843	7,211,519
Other liabilities	2,787,099	4,276,542
Total liabilities	509,961,710	507,773,182
STOCKHOLDERS' EQUITY
Common stock (shares issued: 2013-1,128,583; 2012-1,141,886)	1,128,583	1,141,886
Paid-in surplus	8,908,243	8,908,243
Accumulated other comprehensive income	6,751,991	22,539,724
Retained earnings	36,858,451	35,642,931
Total stockholders' equity	53,647,268	68,232,784
Total liabilities and stockholders' equity	$ 563,608,978	$ 576,005,966